Warrant Liability (Tables)	12 Months Ended
Mar. 31, 2026
Warrant Liability
Schedule of warrant liability
Grant date	December 1, 2025	March 31, 2026
Time to expiry (year)	3.00	2.67
Spot price (pre-recapitalization)	$14.55	$14.55
Risk-free rate	3.54%	3.81%
Volatility	78.06%	80.90%